GENERAL (Details) - USD ($) $ in Thousands		1 Months Ended
	Aug. 05, 2013	Mar. 30, 2018	Jun. 30, 2022	Nov. 30, 2021
GENERAL [Abstract]
Upfront payment received	$ 10,000	$ 10,000
Accrued milestone payment		8,000
Potential milestone compensation	250,000	$ 200,000
Preclinical milestone compensation	$ 23,000
Amount of investment in Compugen			$ 12,000	$ 20,000